Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - Hoya Intermediate, LLC - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Recovery of future customer compensation	$ 83,204	$ 75,257	$ 6,662
Insurance recovery asset	2,980	2,500
Capitalized transaction costs	5,148
Prepaid expenses	5,428	2,309	5,410
Total prepaid expenses and other current assets	$ 96,760	$ 80,066	$ 12,072